CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets amortization	$ 11,126	$ 9,671	$ 7,359
Interest income
Loans and leases, including fees	431,657	499,009	447,187
Investment securities
Taxable	73,789	90,168	79,076
Tax-exempt	19,242	17,596	13,428
Total interest on investment securities	93,031	107,764	92,504
Other earning assets	275	805	691
Total interest income	524,963	607,578	540,382
Interest expense
Deposits	41,922	79,032	56,962
Short-term borrowings	6,442	25,235	18,033
Long-term borrowings	20,088	19,057	16,152
Total interest expense	68,452	123,324	91,147
Net interest income	456,511	484,254	449,235
Provision for loan and lease losses	70,796	30,598	14,586
Provision for Other Credit Losses	(237)	(165)	273
Net interest income after provision for credit losses	385,952	453,821	434,376
Noninterest income
Service charges on deposit accounts	29,446	37,939	35,108
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions	16,531	15,644	15,082
Bankcard income	11,726	18,804	20,245
Client derivative fees	10,313	15,662	7,682
Foreign exchange income	39,377	7,739	0
Net gain from sales of loans	51,176	14,851	6,071
Net gain (loss) on sales/transfers of investment securities	4,563	(406)	(161)
Equity Securities, FV-NI, Unrealized Gain (Loss)	9,045	575	(208)
Other	16,946	20,565	19,563
Total noninterest income	189,123	131,373	103,382
Noninterest expenses
Salaries and employee benefits	236,779	209,061	188,990
Net occupancy	23,266	24,069	24,215
Furniture and equipment	14,968	15,903	14,908
Data processing	27,514	21,881	28,077
Marketing	6,414	6,908	7,598
Communication	3,492	3,267	3,167
Professional services	9,961	11,254	12,272
Gain (Loss) on Extinguishment of Debt	7,257	0	0
State intangible tax	6,058	5,829	4,152
FDIC assessments	5,110	1,973	3,969
Other	38,719	32,516	28,830
Total noninterest expenses	390,664	342,332	323,537
Income before income taxes	184,411	242,862	214,221
Income tax expense	28,601	44,787	41,626
Net income	$ 155,810	$ 198,075	$ 172,595
Earnings per common share
Basic	$ 1.60	$ 2.01	$ 1.95
Diluted	$ 1.59	$ 2.00	$ 1.93
Average common shares outstanding - basic	97,363,952	98,305,570	88,582,090
Average common shares outstanding - diluted	98,093,098	98,851,471	89,614,205